Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Internet data center (IDC) service
Schedule of future minimum payments under these non-cancelable agreements with initial terms of one year or more	Future minimum payments under these
non-cancelable
agreements with initial terms of one year or more consist of the following:

As of December 31, 2021
(RMB in millions)
2022	958
2023	817
2024	779
2025	354
2026	327
2027 and thereafter	2,263

5,498